Vanguard Global Equity Fund

Schedule of Investments (unaudited)
As of December 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (96.3%)
Australia (1.1%)
Orica Ltd.	1,320,618	15,446
Cleanaway Waste Management Ltd.	4,208,965	7,619
Brambles Ltd.	660,564	5,418
Coca-Cola Amatil Ltd.	525,175	5,233
carsales.com Ltd.	332,850	5,141
ALS Ltd.	673,005	4,968
BlueScope Steel Ltd.	343,376	4,637
GUD Holdings Ltd.	480,854	4,346
Insurance Australia Group Ltd.	1,091,064	3,960
Newcrest Mining Ltd.	190,790	3,808
QBE Insurance Group Ltd.	454,860	2,965
Alumina Ltd.	2,065,945	2,929
Washington H Soul Pattinson & Co. Ltd.	106,375	2,474
Nine Entertainment Co. Holdings Ltd.	1,346,060	2,410
BHP Group Ltd.	59,700	1,951
Ampol Ltd.	83,340	1,827
Metcash Ltd.	632,974	1,651
Asaleo Care Ltd.	1,394,691	1,454
Domain Holdings Australia Ltd.	410,959	1,422
AMP Ltd.	1,170,322	1,406
GWA Group Ltd.	399,227	1,078
Oil Search Ltd.	339,660	973
IPH Ltd.	177,037	877
* Sigma Healthcare Ltd.	455,572	216
		84,209
Austria (0.0%)
Wienerberger AG	56,799	1,811
^ Oesterreichische Post AG	17,770	622
Andritz AG	12,724	583
		3,016
Belgium (0.0%)
Anheuser-Busch InBev SA/NV	24,524	1,711

Brazil (0.7%)
B3 SA - Brasil Bolsa Balcao	2,185,900	26,171
* Natura & Co. Holding SA	777,681	7,895
Ambev SA	1,603,227	4,847
Alpargatas SA Preference Shares	587,952	4,767
MRV Engenharia e Participacoes SA	1,065,100	3,900
Porto Seguro SA	399,704	3,779
LOG Commercial Properties e Participacoes SA	386,133	2,558
Banco Bradesco SA Preference Shares	442,930	2,330
Itausa - Investimentos Itau SA Preference Shares	564,023	1,280
* Embraer SA	201,329	342

*	LPS Brasil Consultoria de Imoveis SA	330,688	319
			58,188
Canada (3.1%)
*	Shopify Inc. Class A	71,780	81,251
	Barrick Gold Corp.	1,470,665	33,502
	Fairfax Financial Holdings Ltd. (XTSE)	95,217	32,453
	Brookfield Asset Management Inc. Class A	512,340	21,180
	Ritchie Bros Auctioneers Inc. (XNYS)	233,303	16,226
^	PrairieSky Royalty Ltd.	2,009,440	15,928
	Gildan Activewear Inc.	502,420	14,048
*,1 Spin Master Corp.		582,984	13,287
	Fairfax Financial Holdings Ltd.	27,770	9,468
	Ritchie Bros Auctioneers Inc. (XTSE)	118,620	8,245
			245,588
Chile (0.1%)
	Quinenco SA	2,713,516	4,769
*	Cia Sud Americana de Vapores SA	85,861,928	3,467
	Enaex SA	94,405	952
			9,188
China (4.1%)
*	Alibaba Group Holding Ltd. ADR	313,838	73,039
*	Meituan Dianping Class B	1,924,100	72,430
	Ping An Insurance Group Co. of China Ltd.	4,468,000	54,374
*	Tencent Music Entertainment Group ADR	1,199,226	23,073
*	Baidu Inc. ADR	87,080	18,830
	Autohome Inc. ADR	173,470	17,281
*,1 Ping An Healthcare and Technology Co. Ltd.		1,384,400	16,814
	Brilliance China Automotive Holdings Ltd.	16,914,000	15,440
*	KE Holdings Inc. ADR	138,399	8,517
	Yum China Holdings Inc.	121,188	6,919
	Want Want China Holdings Ltd.	6,881,557	4,975
	Tingyi Cayman Islands Holding Corp.	2,331,608	3,988
	China Mengniu Dairy Co. Ltd.	431,000	2,599
	Tsingtao Brewery Co. Ltd. Class H	142,000	1,488
*	Trip.com Group Ltd. ADR	43,696	1,474
1	BAIC Motor Corp. Ltd. Class H	2,161,132	802
	Ajisen China Holdings Ltd.	2,418,000	408
*	Goodbaby International Holdings Ltd.	614,000	83
			322,534
Colombia (0.1%)
	Bancolombia SA ADR	100,853	4,052
	Grupo Aval Acciones y Valores Preference Shares	4,085,080	1,433
			5,485
Czech Republic (0.0%)
*	Komercni banka as	75,118	2,297

Denmark (0.7%)
*	Genmab A/S	63,017	25,553
	Vestas Wind Systems A/S	37,350	8,823
	Novo Nordisk A/S Class B	79,604	5,553
	Coloplast A/S Class B	33,347	5,100
	GN Store Nord AS	49,037	3,909
1	Orsted AS	17,320	3,544
*	Demant A/S	61,672	2,438
	Carlsberg AS Class B	11,755	1,884

* Danske Bank A/S	18,564	307
		57,111
Finland (0.1%)
Sampo Oyj Class A	77,350	3,307
Wartsila Oyj Abp	65,834	659
		3,966
France (2.0%)
Pernod Ricard SA	320,121	61,479
Legrand SA	234,844	21,008
EssilorLuxottica SA	122,330	19,063
* Ubisoft Entertainment SA	184,936	17,822
Schneider Electric SE	108,149	15,631
* BNP Paribas SA	66,377	3,504
Edenred	51,684	2,935
* Eurofins Scientific SE	29,048	2,450
Axa SA	98,564	2,364
* ArcelorMittal SA	97,441	2,228
* Airbus SE	19,706	2,163
* JCDecaux SA	58,460	1,334
* Getlink SE	74,148	1,283
L'Occitane International SA	512,130	1,279
Teleperformance	3,696	1,227
* Alten SA	10,128	1,148
Thales SA	8,304	760
* Elis SA (XPAR)	19,413	322
Quadient SA	13,390	257
Vicat SA	5,873	246
* Elis SA (XLON)	14,337	239
Imerys SA	4,465	211
		158,953
Germany (1.7%)
* adidas AG	122,088	44,416
Henkel AG & Co. KGaA Preference Shares	253,664	28,602
Deutsche Boerse AG	146,390	24,926
Henkel AG & Co. KGaA	87,722	8,453
* HelloFresh SE	68,507	5,299
BASF SE	39,235	3,101
Fresenius Medical Care AG & Co. KGaA	36,219	3,020
Brenntag AG	35,664	2,773
Bayerische Motoren Werke AG	20,498	1,809
Volkswagen AG Preference Shares	9,635	1,801
Deutsche Telekom AG	80,142	1,463
Stabilus SA	19,597	1,385
* CTS Eventim AG & Co. KGaA	17,323	1,158
Hannover Rueck SE	4,785	763
Gerresheimer AG	6,185	667
TUI AG (XETR)	102,154	644
* Zooplus AG	2,353	493
GEA Group AG	12,417	444
		131,217
Greece (0.2%)
* Eurobank Ergasias Services and Holdings SA	15,997,111	11,238
Jumbo SA	296,390	5,111
* Fourlis Holdings SA	554,278	2,693

*	Cairo Mezz plc	1,333,092	201
			19,243
Hong Kong (1.3%)
	AIA Group Ltd.	5,742,800	69,982
	Sands China Ltd.	2,140,400	9,348
	Jardine Matheson Holdings Ltd. (XSES)	158,300	8,855
	Stella International Holdings Ltd.	2,938,673	3,413
	CK Hutchison Holdings Ltd.	416,192	2,906
	Jardine Strategic Holdings Ltd.	77,700	1,934
*	Esprit Holdings Ltd.	7,924,714	1,158
	Jardine Matheson Holdings Ltd.	17,400	942
	First Pacific Co. Ltd.	1,941,250	624
	Television Broadcasts Ltd.	458,700	473
	Hongkong & Shanghai Hotels Ltd.	457,700	408
	Texwinca Holdings Ltd.	166,823	32
			100,075
India (1.8%)
	Housing Development Finance Corp. Ltd.	1,342,970	47,052
1	Reliance Industries Ltd. GDR	706,504	38,519
*	ICICI Bank Ltd. ADR	1,474,033	21,904
	Bharti Airtel Ltd.	1,357,305	9,479
*	Axis Bank Ltd.	1,020,685	8,688
	Shriram Transport Finance Co. Ltd.	477,121	6,841
	Genpact Ltd.	142,660	5,901
	Mahindra & Mahindra Ltd.	323,886	3,203
			141,587
Indonesia (0.1%)
*	Media Nusantara Citra Tbk PT	37,860,650	3,076
	United Tractors Tbk PT	1,513,243	2,868
	Bank Mandiri Persero Tbk PT	5,435,800	2,453
			8,397
Ireland (1.8%)
*	Ryanair Holdings plc ADR	761,205	83,717
	CRH plc	1,114,275	47,083
*	Flutter Entertainment plc (XLON)	20,856	4,314
*	Flutter Entertainment plc (XDUB)	9,106	1,852
*	Bank of Ireland Group plc	416,469	1,681
*	Irish Continental Group plc	152,212	834
*,§ Irish Bank Resolution Corp. Ltd.		122,273	—
			139,481
Italy (0.1%)
*	CNH Industrial NV	269,355	3,386
*	UniCredit SPA	175,790	1,647
^	Saipem SPA	579,683	1,574
	Davide Campari-Milano NV	109,071	1,250
*	Amplifon SPA	17,450	725
*	Intesa Sanpaolo SPA (Registered)	223,524	528
	Reply SPA	4,174	489
			9,599
Japan (8.4%)
	SoftBank Group Corp.	1,051,200	81,610
	Olympus Corp.	2,853,300	62,470
	Sysmex Corp.	388,200	46,711
	Advantest Corp.	602,400	45,121
	MS&AD Insurance Group Holdings Inc.	1,481,700	45,081

SMC Corp.	60,200	36,766
CyberAgent Inc.	474,700	32,747
KDDI Corp.	1,017,000	30,154
Toyota Motor Corp.	305,700	23,591
Secom Co. Ltd.	231,800	21,384
Bridgestone Corp.	562,300	18,441
Tokio Marine Holdings Inc.	319,300	16,451
Sompo Holdings Inc.	388,500	15,751
Hoshizaki Corp.	161,100	14,793
Kyocera Corp.	209,200	12,840
Koito Manufacturing Co. Ltd.	158,900	10,814
Hitachi Ltd.	221,100	8,727
Nippon Telegraph & Telephone Corp.	268,700	6,895
Sohgo Security Services Co. Ltd.	121,400	6,298
USS Co. Ltd.	292,500	5,915
Kirin Holdings Co. Ltd.	205,000	4,841
Dai-ichi Life Holdings Inc.	279,000	4,203
NTT Data Corp.	294,700	4,034
Resona Holdings Inc.	937,000	3,280
Seven & i Holdings Co. Ltd.	90,100	3,190
TDK Corp.	20,800	3,138
Taiheiyo Cement Corp.	119,900	3,003
East Japan Railway Co.	44,200	2,949
Takeda Pharmaceutical Co. Ltd.	68,300	2,472
Rohm Co. Ltd.	23,800	2,307
Japan Post Holdings Co. Ltd.	285,200	2,221
Kao Corp.	27,600	2,132
Sumitomo Mitsui Financial Group Inc.	68,700	2,130
Daiwa House Industry Co. Ltd.	71,600	2,129
SCSK Corp.	35,600	2,036
Nomura Holdings Inc.	377,200	1,994
Fuji Media Holdings Inc.	186,200	1,987
Lixil Corp.	91,300	1,980
ITOCHU Corp.	68,700	1,976
Toyota Industries Corp.	24,200	1,923
Maeda Corp.	215,700	1,920
Daifuku Co. Ltd.	15,000	1,856
Sega Sammy Holdings Inc.	115,600	1,825
Obayashi Corp.	209,300	1,807
Nissan Chemical Corp.	28,400	1,781
Toyo Suisan Kaisha Ltd.	36,500	1,776
Sekisui Chemical Co. Ltd.	92,700	1,758
Penta-Ocean Construction Co. Ltd.	201,800	1,737
Bandai Namco Holdings Inc.	19,950	1,728
Asics Corp.	88,700	1,706
Alfresa Holdings Corp.	91,000	1,668
NEC Corp.	30,400	1,633
* Nippon Steel Corp.	124,300	1,603
Tsumura & Co.	52,800	1,588
Nintendo Co. Ltd.	2,400	1,541
NET One Systems Co. Ltd.	43,100	1,521
Oji Holdings Corp.	260,600	1,484
* Renesas Electronics Corp.	136,700	1,431
Air Water Inc.	79,600	1,416
Tokyo Ohka Kogyo Co. Ltd.	20,100	1,412
Omron Corp.	15,600	1,393
MediPal Holdings Corp.	71,900	1,352

Matsumotokiyoshi Holdings Co. Ltd.	31,100	1,326
JAFCO Group Co. Ltd.	25,200	1,259
Sumitomo Mitsui Trust Holdings Inc.	40,200	1,240
Nippon Television Holdings Inc.	107,370	1,170
Marui Group Co. Ltd.	63,700	1,122
Toyo Seikan Group Holdings Ltd.	101,500	1,112
Mitsubishi Logistics Corp.	36,500	1,095
Sumitomo Metal Mining Co. Ltd.	23,800	1,059
Tokyo Gas Co. Ltd.	45,400	1,051
Sumitomo Electric Industries Ltd.	75,300	998
Persol Holdings Co. Ltd.	54,100	977
Casio Computer Co. Ltd.	50,900	931
Senko Group Holdings Co. Ltd.	94,900	926
Mitsubishi Estate Co. Ltd.	55,900	898
Fukuoka Financial Group Inc.	48,600	866
Daiwa Securities Group Inc.	184,500	840
TechnoPro Holdings Inc.	10,000	831
Nomura Co. Ltd.	99,300	821
Megmilk Snow Brand Co. Ltd.	38,300	819
Azbil Corp.	14,500	793
Fuji Oil Holdings Inc.	27,700	792
NS Solutions Corp.	25,400	748
Nippon Shokubai Co. Ltd.	10,600	594
Sawai Pharmaceutical Co. Ltd.	11,400	517
NSK Ltd.	58,000	505
Aeon Delight Co. Ltd.	19,000	495
Hakuhodo DY Holdings Inc.	33,300	458
Yakult Honsha Co. Ltd.	8,800	444
Inpex Corp.	79,300	428
Nippon Suisan Kaisha Ltd.	98,300	406
NH Foods Ltd.	9,100	401
Toho Co. Ltd.	8,700	367
Onward Holdings Co. Ltd.	93,600	188
Sumitomo Bakelite Co. Ltd.	2,000	69
Otsuka Holdings Co. Ltd.	1,400	60
Shimizu Corp.	5,900	43
		659,070
Kenya (0.0%)
East African Breweries Ltd.	1,547,197	2,186

Malaysia (0.0%)
Sime Darby Bhd.	2,569,600	1,479

Mexico (0.6%)
* Grupo Financiero Inbursa SAB de CV	10,327,618	10,411
Fomento Economico Mexicano SAB de CV ADR	117,675	8,916
* Genomma Lab Internacional SAB de CV Class B	7,597,229	7,193
* Gentera SAB de CV	9,461,003	4,626
Industrias Bachoco SAB de CV Class B	834,530	3,139
Grupo Lala SAB de CV	3,906,427	3,053
* Grupo Televisa SAB ADR	280,686	2,313
* Grupo Aeroportuario del Pacifico SAB de CV Class B	179,391	2,003
Qualitas Controladora SAB de CV	209,166	1,126
1 Nemak SAB de CV	3,702,642	1,079
Kimberly-Clark de Mexico SAB de CV Class A	160,116	273
		44,132

Netherlands (2.1%)
	Unilever plc (XAMS)	1,123,265	68,015
	Prosus NV	391,116	42,232
*,1 Adyen NV		10,554	24,523
*,1 Just Eat Takeaway.com NV (XLON)		149,849	16,858
	Heineken NV	30,516	3,397
	Koninklijke Philips NV	43,921	2,366
	Koninklijke Ahold Delhaize NV	74,595	2,104
*,1 Just Eat Takeaway.com NV (XAMS)		17,632	1,988
	ASML Holding NV	3,703	1,793
	Koninklijke KPN NV	516,129	1,569
	Coca-Cola European Partners plc	25,001	1,246
*	Boskalis Westminster	32,073	885
*	Randstad NV	9,086	588
			167,564
New Zealand (0.0%)
*	Fletcher Building Ltd.	370,279	1,575
*	SKY Network Television Ltd.	3,759,768	436
			2,011
Norway (0.6%)
*	Schibsted ASA Class A	545,283	23,240
*	Adevinta ASA Class B	774,797	13,024
*	Schibsted ASA Class B	220,101	8,170
	Equinor ASA	158,533	2,676
*	DNB ASA	61,081	1,197
			48,307
Peru (0.0%)
*	Cia de Minas Buenaventura SAA ADR	122,349	1,491

Philippines (0.1%)
	Bank of the Philippine Islands	1,159,870	1,963
	GT Capital Holdings Inc.	150,030	1,828
	Lopez Holdings Corp.	3,056,549	236
			4,027
Russia (0.5%)
	Sberbank of Russia PJSC ADR	1,456,854	21,124
*	Mail.Ru Group Ltd. GDR (XLON)	411,237	10,777
	Alrosa PJSC	2,341,004	3,128
*	Global Ports Investments plc GDR	787,969	2,369
	LUKOIL PJSC ADR (XLON)	23,787	1,618
	PhosAgro PJSC GDR	116,332	1,586
	Globaltrans Investment plc GDR	194,968	1,164
	Sberbank of Russia PJSC ADR (XLON)	16,020	232
*	Mail.Ru Group Ltd. GDR	2,727	72
	LUKOIL PJSC ADR	441	30
			42,100
Singapore (1.1%)
*	Sea Ltd. ADR	362,988	72,253
	United Overseas Bank Ltd.	197,300	3,363
	Delfi Ltd.	5,247,300	2,782
	Great Eastern Holdings Ltd.	179,200	2,714
	Genting Singapore Ltd.	3,036,100	1,955
	Haw Par Corp. Ltd.	189,641	1,536
	DBS Group Holdings Ltd.	60,900	1,154

United Industrial Corp. Ltd.	132,400	232
		85,989
South Africa (1.8%)
Naspers Ltd.	583,543	119,495
Tiger Brands Ltd.	736,642	10,471
Anglo American Platinum Ltd.	86,413	8,503
Raubex Group Ltd.	1,753,847	2,556
Telkom SA SOC Ltd.	917,269	1,917
Grindrod Ltd.	4,854,786	1,660
PSG Group Ltd.	168,207	690
* Tsogo Sun Gaming Ltd.	754,964	262
Remgro Ltd.	23,576	155
* Tsogo Sun Hotels Ltd.	559,898	56
		145,765
South Korea (1.4%)
Samsung Electronics Co. Ltd.	983,468	73,441
SK Hynix Inc.	59,594	6,509
LG Corp.	72,463	5,847
Samsung Fire & Marine Insurance Co. Ltd.	27,298	4,716
Hyundai Motor Co.	19,143	3,393
AMOREPACIFIC Group	61,248	3,099
S-1 Corp.	30,908	2,420
Hana Financial Group Inc.	67,620	2,154
Hankook Tire & Technology Co. Ltd.	58,506	2,125
^ KT Corp. ADR	178,277	1,963
GS Home Shopping Inc.	9,895	1,269
KT Corp.	53,325	1,179
AMOREPACIFIC Group Preference Shares.	4,993	165
		108,280
Spain (0.1%)
Viscofan SA	19,674	1,393
Bankia SA	552,189	983
Fluidra SA	35,838	920
Acerinox SA	66,538	737
1 Gestamp Automocion SA	129,333	626
* Ferrovial SA	17,058	471
		5,130
Sweden (1.3%)
Atlas Copco AB Class B	766,468	34,405
Epiroc AB Class B	1,464,161	24,718
* Spotify Technology SA	69,845	21,977
* Svenska Handelsbanken AB Class A	1,380,152	13,912
Assa Abloy AB Class B	165,439	4,088
* Sandvik AB	103,628	2,556
* Nordic Entertainment Group AB Class B	25,819	1,445
Swedish Match AB	16,166	1,258
Getinge AB	42,568	996
* Modern Times Group MTG AB Class B	26,052	463
		105,818
Switzerland (2.1%)
Nestle SA	418,863	49,514
Cie Financiere Richemont SA	529,152	47,805
Novartis AG	301,394	28,379
Roche Holding AG	73,072	25,451
Geberit AG	6,173	3,864

Adecco Group AG	39,369	2,622
Cie Financiere Richemont SA (XJSE)	283,387	2,535
Logitech International SA	19,945	1,936
ABB Ltd.	67,124	1,883
* Sonova Holding AG	5,318	1,383
Helvetia Holding AG	4,228	447
UBS Group AG	26,538	374
* Cie Financiere Richemont SA (XSWX) Warrants Exp. 11/22/2023	636,788	165
* Cie Financiere Richemont SA (XJSE) Warrants Exp. 11/22/2023	566,774	17
		166,375
Taiwan (1.8%)
Taiwan Semiconductor Manufacturing Co. Ltd.	5,451,577	103,130
Delta Electronics Inc.	1,090,488	10,226
Giant Manufacturing Co. Ltd.	925,469	9,068
Merida Industry Co. Ltd.	687,547	5,778
Chroma ATE Inc.	600,000	3,597
Teco Electric and Machinery Co. Ltd.	3,133,190	3,088
King Slide Works Co. Ltd.	222,267	2,353
PChome Online Inc.	569,510	1,828
		139,068
Thailand (0.1%)
Kasikornbank PCL (Foreign)	1,417,700	5,346
Major Cineplex Group PCL	6,910,200	4,222
* Thai Beverage PCL	1,850,900	1,030
		10,598
Turkey (0.0%)
* Ulker Biskuvi Sanayi AS	525,963	1,631

United Kingdom (5.4%)
Prudential plc	4,304,010	79,142
Reckitt Benckiser Group plc	546,148	48,746
* Farfetch Ltd. Class A	747,946	47,726
Rio Tinto plc	585,416	44,066
BHP Group plc	1,539,487	40,649
Compass Group plc	1,276,051	23,800
Spectris plc	388,628	14,969
* Hays plc	6,122,720	12,011
GlaxoSmithKline plc	419,089	7,668
WPP plc	655,740	7,106
BP plc	1,717,982	5,928
Intertek Group plc	68,669	5,304
* Rightmove plc	529,347	4,703
* Barclays plc	2,117,410	4,248
3i Group plc	226,479	3,582
Anglo American plc Ordinary Shares	107,031	3,552
Unilever plc	55,104	3,305
HomeServe plc	232,824	3,260
* Lloyds Banking Group plc	6,331,651	3,157
RELX plc	120,098	2,939
Bunzl plc	85,612	2,858
Diageo plc	70,720	2,798
* Entain plc	177,974	2,761
* Standard Chartered plc	419,868	2,666
SSP Group plc	551,792	2,505
* Glencore plc	778,334	2,472
Experian plc	64,552	2,452

1	ConvaTec Group plc	831,231	2,257
*	ITV plc	1,469,595	2,141
*	G4S plc	571,000	1,983
	Admiral Group plc	47,875	1,893
*	DS Smith plc	333,432	1,704
	DCC plc	23,260	1,646
	WH Smith plc	77,379	1,596
	BAE Systems plc	229,375	1,530
*	HSBC Holdings plc	292,400	1,518
*	Rolls-Royce Holdings plc	979,745	1,483
	Tesco plc	455,763	1,438
*	Inchcape plc	161,872	1,425
	St. James's Place plc	92,009	1,424
*	Serco Group plc	825,761	1,356
1	Auto Trader Group plc	165,937	1,351
	IG Group Holdings plc	111,957	1,315
	easyJet plc	99,147	1,125
	Jupiter Fund Management plc	284,365	1,099
	Pets at Home Group plc	169,221	963
*	John Wood Group plc	189,589	800
*	Capita plc	1,354,682	726
*	Provident Financial plc	169,671	711
*	Taylor Wimpey plc	307,473	696
*	Barratt Developments plc	73,934	676
*	Pagegroup plc	104,707	640
	Smith & Nephew plc	29,284	608
	Close Brothers Group plc	31,726	598
*	Georgia Capital plc	80,998	595
*	National Express Group plc	175,715	571
*	Hiscox Ltd.	40,233	548
	Carnival plc	28,308	538
	Rotork plc	110,423	480
*	Informa plc	62,893	470
	TUI AG (XLON)	73,823	464
	British American Tobacco plc	11,999	446
	Euromoney Institutional Investor plc	27,799	406
*	InterContinental Hotels Group plc	6,057	393
	RWS Holdings plc	50,491	370
	Daily Mail & General Trust plc	31,328	318
	Rathbone Brothers plc	14,251	300
	Devro plc	138,602	291
*	International Personal Finance plc	240,067	266
*,1 McCarthy & Stone plc		161,756	266
*	Playtech plc	18,001	99
*	Petrofac Ltd.	37,134	70
*,1 Non-Standard Finance plc		419,844	18
			425,984
United States (49.9%)
Communication Services (5.7%)
*	Alphabet Inc. Class C	87,004	152,421
*	Facebook Inc. Class A	361,978	98,878
*	Alphabet Inc. Class A	36,488	63,950
*	Zillow Group Inc. Class C	320,482	41,599
	Electronic Arts Inc.	231,668	33,267
*	Netflix Inc.	48,006	25,958
	Activision Blizzard Inc.	180,348	16,745
*	Eventbrite Inc. Class A	545,359	9,871

	Omnicom Group Inc.	56,642	3,533
			446,222
Consumer Discretionary (6.5%)
*	Booking Holdings Inc.	52,403	116,716
*	Amazon.com Inc.	34,117	111,117
*	Tesla Inc.	142,404	100,490
*	AutoZone Inc.	32,266	38,249
	Service Corp. International	650,435	31,936
*	CarMax Inc.	288,861	27,286
	TJX Cos. Inc.	379,957	25,947
*	Chegg Inc.	283,660	25,623
*	Wayfair Inc.	74,029	16,717
*	Visteon Corp.	129,271	16,226
*,^	DoorDash Inc. Class A	31,603	4,511
			514,818
Consumer Staples (3.7%)
	Archer-Daniels-Midland Co.	1,040,785	52,466
	Estee Lauder Cos. Inc. Class A	176,252	46,917
	Bunge Ltd.	615,034	40,334
	Hershey Co.	243,129	37,036
	Procter & Gamble Co.	190,004	26,437
	Kimberly-Clark Corp.	166,966	22,512
	Coca-Cola Co.	367,820	20,171
	PepsiCo Inc.	108,403	16,076
	Colgate-Palmolive Co.	171,555	14,670
	Costco Wholesale Corp.	36,685	13,822
	PriceSmart Inc.	60,533	5,514
			295,955
Energy (0.4%)
	EOG Resources Inc.	425,122	21,201
	National Oilwell Varco Inc.	782,012	10,737
	TechnipFMC plc	23,945	225
			32,163
Financials (8.5%)
	Moody's Corp.	309,442	89,812
	Arthur J Gallagher & Co.	440,186	54,455
	Wells Fargo & Co.	1,715,491	51,774
*	Markel Corp.	47,561	49,145
	Travelers Cos. Inc.	339,375	47,638
	American Express Co.	285,144	34,477
	First Republic Bank	192,441	28,275
*	Berkshire Hathaway Inc. Class B	110,275	25,570
	Charles Schwab Corp.	448,811	23,805
	Willis Towers Watson plc	93,421	19,682
	US Bancorp	416,126	19,387
	Hartford Financial Services Group Inc.	393,307	19,264
	Aon plc Class A	85,121	17,984
	Jefferies Financial Group Inc.	695,076	17,099
	Bank of New York Mellon Corp.	388,449	16,486
	Loews Corp.	356,828	16,064
	M&T Bank Corp.	120,440	15,332
	MarketAxess Holdings Inc.	25,618	14,617
	S&P Global Inc.	43,635	14,344
	Interactive Brokers Group Inc.	235,034	14,318
	Citigroup Inc.	229,585	14,156
	Alleghany Corp.	22,172	13,385

	CME Group Inc.	72,026	13,112
	Aflac Inc.	291,744	12,974
*,^	LendingTree Inc.	46,523	12,738
	Chubb Ltd.	79,823	12,286
			668,179
Health Care (7.9%)
	Anthem Inc.	282,748	90,787
	Johnson & Johnson	553,405	87,095
	Merck & Co. Inc.	751,627	61,483
	Thermo Fisher Scientific Inc.	121,405	56,548
*	Teladoc Health Inc.	194,097	38,812
	ResMed Inc.	171,363	36,425
*	ABIOMED Inc.	107,192	34,752
*	Novocure Ltd.	198,082	34,276
*	Waters Corp.	134,038	33,164
*	Alnylam Pharmaceuticals Inc.	248,583	32,308
*	Seagen Inc.	171,278	29,998
*	Illumina Inc.	78,707	29,122
*	Moderna Inc.	249,282	26,042
*	Globus Medical Inc.	275,900	17,994
	Baxter International Inc.	198,560	15,932
			624,738
Industrials (4.5%)
	CH Robinson Worldwide Inc.	382,161	35,873
*	SiteOne Landscape Supply Inc.	213,939	33,937
	United Parcel Service Inc. Class B	181,026	30,485
	Wabtec Corp.	398,919	29,201
*	Axon Enterprise Inc.	209,120	25,623
	KAR Auction Services Inc.	1,335,290	24,850
*	Lyft Inc. Class A	456,006	22,404
	Fastenal Co.	442,519	21,608
*	Stericycle Inc.	287,178	19,910
	Union Pacific Corp.	95,130	19,808
	Expeditors International of Washington Inc.	190,076	18,078
	Healthcare Services Group Inc.	611,100	17,172
*	FTI Consulting Inc.	152,740	17,064
	PACCAR Inc.	142,777	12,319
	Otis Worldwide Corp.	138,811	9,377
	3M Co.	51,005	8,915
	Raytheon Technologies Corp.	111,896	8,002
			354,626
Information Technology (9.5%)
	Oracle Corp.	1,430,849	92,562
	Mastercard Inc. Class A	232,027	82,820
	Microsoft Corp.	362,044	80,526
	Texas Instruments Inc.	320,746	52,644
*	Trade Desk Inc. Class A	63,960	51,232
	Teradyne Inc.	387,894	46,505
*	Cloudflare Inc. Class A	493,768	37,521
	Intel Corp.	732,283	36,482
	Broadridge Financial Solutions Inc.	225,020	34,473
	Applied Materials Inc.	286,300	24,708
	Dolby Laboratories Inc. Class A	245,808	23,875
*	Twilio Inc. Class A	70,340	23,810
	Paychex Inc.	244,028	22,738
	Analog Devices Inc.	147,369	21,771

	Maxim Integrated Products Inc.			243,092	21,550
*	PayPal Holdings Inc.			91,100	21,336
*	Datadog Inc. Class A			204,843	20,165
	TE Connectivity Ltd.			152,763	18,495
	Automatic Data Processing Inc.			83,174	14,655
*	Arista Networks Inc.			36,420	10,582
*	Snowflake Inc. Class A			28,873	8,125
					746,575
	Materials (2.0%)
	Albemarle Corp.			323,753	47,760
	Martin Marietta Materials Inc.			148,395	42,140
	PPG Industries Inc.			209,590	30,227
	Linde plc			71,417	18,819
*	Axalta Coating Systems Ltd.			364,088	10,394
	Freeport-McMoRan Inc.			262,829	6,839
					156,179
	Real Estate (1.2%)
*	CBRE Group Inc. Class A			611,854	38,375
	Weyerhaeuser Co.			606,952	20,351
*	Howard Hughes Corp.			192,647	15,206
	Rayonier Inc.			476,131	13,989
^	Tanger Factory Outlet Centers Inc.			674,370	6,717
					94,638
					3,934,093
	Total Common Stocks (Cost $4,874,204)				7,602,943
		Coupon
	Temporary Cash Investments (4.0%)
	Money Market Fund (3.9%)
	2,3 Vanguard Market Liquidity Fund	0.111%		3,043,909	304,391

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.1%)
4	United States Treasury Bill	0.095%	1/28/21	11,016	11,016
	Total Temporary Cash Investments (Cost $315,359)				315,407
	Total Investments (100.3%) (Cost $5,189,563)				7,918,350
	Other Assets and Liabilities—Net (-0.3%)				(26,141)
	Net Assets (100%)				7,892,209
	Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $27,366,000.
§ Security value determined using significant unobservable inputs.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate value of these securities was $121,932,000, representing 1.5% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $30,133,000 was received for securities on loan.
4 Securities with a value of $10,036,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Global Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	481	90,158	2,167
MSCI EAFE Index	March 2021	372	39,633	516
MSCI Emerging Market Index	March 2021	353	22,737	622
				3,305

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portf olio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered

Global Equity Fund

into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
December 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—International	725,185	2,943,665	—	3,668,850
Common Stocks—United States	3,933,868	225	—	3,934,093
Temporary Cash Investments	304,391	11,016	—	315,407
Total	4,963,444	2,954,906	—	7,918,350
Derivative Financial Instruments
Assets
Futures Contracts[1]	592	—	—	592
Liabilities
Futures Contracts[1]	357	—	—	357
1 Represents variation margin on the last day of the reporting period.